Note 03 - Income Taxes, Tax reconciliation calculated based upon the Brazilian statutory tax rate (Detail) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income before income tax and minority interest:
Brazil	$ 24,107	$ 20,770	$ 28,080
International	1,724	1,291	(1,088)
Income before income taxes and minority interest, total	25,831	22,061	26,992
Tax Expense at statutory rate - (34%)	(8,783)	(7,501)	(9,177)
Adjustments to derive effective tax rate:
Non-deductible postretirement and health-benefits	(206)	(148)	(254)
Change in valuation allowance	(106)	(98)	(1,004)
Foreign income subject to different tax rates	339	556	25
Tax incentive (1)	131	167	219
Equity	104	114	(7)
Tax benefit on interest on shareholders'equity (see Note 16 (f))	1,991	1,331	995
Technological Innovations	157	134	162
Goodwill Impairment	0	0	(76)
Other	17	207	(142)
Total income tax expense	$ (6,356)	$ (5,238)	$ (9,259)